Schedule of Notes Payable (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Notes payable			$ 500,335
Notes Payable One [Member]
Short-term Debt [Line Items]
Notes payable	[1]		100,000
Notes Payable Two [Member]
Short-term Debt [Line Items]
Notes payable	[1]		254,000
Notes Payable Three [Member]
Short-term Debt [Line Items]
Notes payable	[2]		$ 146,335

[1]	Prior to the Reorganization Merger, principal and interest was convertible upon lenders’ notice into Preferred Units of CTx at a 25% discount to the offered unit prices at the time of conversion.
[2]	Prior to the Reorganization Merger, principal and interest was convertible upon lender’s notice into Preferred units of CTx at the offered unit prices at the time of conversion. $353,665 was converted to 246,096 Preferred Units of CTx at the current unit price in accordance with the terms of the note payable agreement in 2020.